Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-40023
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Entity Tax Identification Number	94-1620407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	505 Montgomery Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	919-4040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	GTBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false